SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

	Beginning Balance	Additions (Charge to Expense)	Deductions (Write-offs, net of Recoveries)	Ending Balance

	(in thousands)
Allowance for doubtful accounts, customers and other:
Predecessor period ended February 4, 2016	$649	$64	$45	$668
Successor period ended December 31, 2016	—	1,713	711	1,002
Year ended December 31, 2017	1,002	2,489	1,426	2,065
Year ended December 31, 2018	2,065	2,498	1,367	3,196

Tax valuation allowances:
Predecessor period ended February 4, 2016	$—	$—	$—	$—
Successor period ended December 31, 2016	—	—	—	—
Year ended December 31, 2017	—	1,811	—	1,811
Year ended December 31, 2018	1,811	—	36	1,775